STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net income (loss)	$ 1,426,980	$ (25,850)
Changes in operating assets and liabilities:
Deferred offering cost	(20,939)	(8,080)
Accounts payable	31,443	23,967
Prepaid expenses	(97,547)
Tax liability	137,747
Interest expense	6,671
Net cash used in operating activities	1,484,355	(9,963)
Cash flows from investing activities
Investment in trust account	(82,136,888)
Net cash used in investing activities	(82,136,888)
Cash flows from financing activities
Proceeds from promissory note	417,000
Repayment of promissory note	(548,671)
Proceeds from sale of 8,000,000 units at $10 per unit in IPO net of offering cost paid at closing	78,641,719
Proceeds from sale of 248,300 units to Sponsor in private placement	2,483,000
Proceeds from sale of 40,000 units to underwriters in private placement	100
Proceeds from sale of 1,000,000 $15 strike warrants in private placement	100,000
Net cash provided by Financing activities	81,093,148
Net increase in cash	440,615	(9,963)
Cash at beginning of period	46,285	56,248
Cash at end of period	486,900	46,285
Supplemental disclosure for non-cash financing activities:
Offering cost	$ 1,481,032	$ 122,750